Selected Quarterly Financial Data (Details) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Data
Collaborative revenue	$ 1,142,000	$ 1,238,000	$ 1,488,000	$ 3,838,000	$ 1,794,000	$ 1,690,000	$ 1,325,000	$ 4,438,000	$ 1,719,000	$ 1,719,000	$ 1,356,000	$ 3,868,000	$ 4,809,000	$ 8,647,000	$ 9,232,000
Operating expenses	16,550,000	11,030,000	9,082,000	8,296,000	7,798,000	5,040,000	5,223,000	4,613,000	3,500,000	4,268,000	3,178,000	36,662,000	18,061,000	26,357,000	15,559,000
Net loss attributable to common stockholders	$ (15,565,000)	$ (9,918,000)	$ (9,649,000)	$ (4,456,000)	$ (6,003,000)	$ (3,349,000)	$ (3,902,000)	$ (11,000)	$ (1,952,000)	$ (2,549,000)	$ (1,598,000)	$ (35,132,000)	$ (13,254,000)
Basic and diluted net loss per common share (in dollars per share)	$ (0.88)	$ (0.98)	$ (5.46)	$ (3.08)	$ (4.44)	$ (2.67)	$ (3.53)	$ (0.01)	$ (2.45)	$ (3.30)	$ (2.21)	$ (3.54)	$ (10.71)	$ (13.73)	$ (7.72)